Retirement Benefit Arrangements	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Retirement Benefit Arrangements
Retirement Benefit Arrangements
For employee retirement benefits, the Company maintains certain defined contributions plans and other active and frozen defined benefit plans. The majority of the defined benefit obligation at December 31, 2018 relates to a hybrid plan accounted for as a defined benefit plan under U.S. GAAP for the Company’s Zurich office employees (the Zurich Plan).
Defined Contribution Plans
Contributions are made by the Company, and in some locations, these contributions are supplemented by the local plan participants. Contributions are based on a percentage of the participant’s base salary depending upon competitive local market practice and vesting provisions meeting legal compliance standards and market trends. The accumulated benefits for the majority of these plans vest immediately or over a four-year period. As required by law, certain retirement plans also provide for death and disability benefits and lump sum indemnities to employees upon retirement.
The Company incurred expenses for these defined contribution arrangements of $13 million, $11 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively, included within Other expenses in the Company's Consolidated Statements of Operations.
Active Defined Benefit Plan
The Company maintains the Zurich Plan, which is classified as a hybrid plan and accounted for as a defined benefit plan under U.S. GAAP. At December 31, 2018 and 2017, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2018	2017
Underfunded pension obligation at beginning of year	$64,342	$57,941
Change in pension obligation
Service cost	$7,203	$7,510
Interest cost	1,366	1,295
Plan participants’ contributions	2,938	2,905
Actuarial loss	(9,439)	1,483
Plan amendments	(19,945)	—
Benefits paid	(4,901)	(2,097)
Foreign currency adjustments	(584)	7,489
Change in pension obligation	$(23,362)	$18,585
Change in fair value of plan assets
Actual return on plan assets	958	1,131
Employer contributions	5,245	5,361
Plan participants’ contributions	2,938	2,905
Benefits paid	(4,901)	(2,097)
Foreign currency adjustments	(365)	4,884
Change in fair value of plan assets	$3,875	$12,184
Underfunded pension obligation at end of year	$37,105	$64,342
Additional information:
Projected benefit obligation at end of year(1)	$161,792	$185,154
Fair value of plan assets at end of year	$124,687	$120,812
Underfunded pension obligation at end of year	$37,105	$64,342
Accumulated pension obligation at end of year(2)	$152,681	$172,806

(1) Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2) Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

At December 31, 2018 and 2017, the underfunded pension obligation of $37 million and $64 million, respectively, was included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets. The amounts recognized in Accumulated other comprehensive loss at December 31, 2018 and 2017 were $9 million (net of $2 million of taxes) and $34 million (net of $10 million of taxes), respectively.
The net periodic benefit cost reported in Other expenses in the Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016 was $10 million, $11 million and $10 million, respectively.
The investment strategy of the Zurich Plan’s Pension Committee is to achieve a consistent long-term return, which will provide sufficient funding for future pension obligations while limiting risk. The expected long-term rate of return on plan assets is based on the expected asset allocation and assumptions concerning long-term interest rates, inflation rates and risk premiums for equities above the risk-free rates of return. These assumptions take into consideration historical long-term rates of return for the relevant asset categories. The investment strategy is reviewed regularly.
The fair value of the Zurich Plan’s assets at December 31, 2018 and 2017 were insured funds, including cash, of $125 million and $121 million, respectively. The insured funds comprise the accumulated pension plan contributions and investment returns thereon, which are held in an insurance arrangement that provides at least a guaranteed minimum investment return. The insured funds are held by a collective foundation of AXA Life Ltd. and are guaranteed under the insurance arrangement. These insured funds meet the definition of Level 2 inputs of the fair value hierarchy as defined in Note 3(a).
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	1.00%	0.75%	0.75%	0.75%	0.75%	1.00%
Expected long-term return on plan assets	—	0.75%	—	0.75%	—	1.00%
Rate of compensation increase	2.25%	2.25%	2.25%	2.00%	2.00%	2.25%

At December 31, 2018, estimated employer contributions to be paid in 2019 related to the Zurich Plan were $7 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2019	$4,573
2020	$4,703
2021	$5,952
2022	$5,884
2023	$6,353
2024 to 2028	$38,437

The Company does not believe that any of the Zurich Plan’s assets will be returned to the Company during 2019.
In September 2018, the Company approved an amendment to the Zurich Plan which resulted in a reduction of $20 million in the unfunded pension obligation recorded within Accumulated other comprehensive loss in the Consolidated Balance Sheet as at December 31, 2018, the measurement date. The amendments are effective January 1, 2019 and relate to employer contributions, employee contribution choices and spouse's benefits. The pension plan was also changed from a fully insured scheme with a guaranteed level of return to a partially insured scheme.